Other Assets and Receivables - Summary of Real Estate Held for Own Use and Equipment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other assets and receivables [Line Items]
Beginning balance	€ 498	€ 530
Ending balance	489	498
Carrying value [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	901	885
Additions	106	64
Acquired through business combinations		1
Capitalized subsequent expenditure	(4)	18
Disposals	(118)	(52)
Unrealized gains/(losses) through equity	(4)	(32)
Realized gains/(losses) through income statement		(4)
Transfers to disposal groups	10
Net exchange differences	13	23
Other	(5)
Ending balance	900	901
Accumulated amortization, depreciation and impairment losses [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	403	355
Depreciation through income statement	64	58
Disposals	(54)	(38)
Impairment losses		18
Impairment losses reversed	(6)
Transfer to investments in real estate		(1)
Net exchange differences	7	9
Other	(3)
Ending balance	411	403
General account real estate held for own use [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	263	307
Ending balance	208	263
General account real estate held for own use [member] | Carrying value [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	363	396
Additions		1
Capitalized subsequent expenditure	(4)	18
Disposals	(94)	(26)
Unrealized gains/(losses) through equity	(4)	(32)
Transfer to investments in real estate		(1)
Realized gains/(losses) through income statement		(4)
Transfers to disposal groups	10
Net exchange differences	4	11
Ending balance	276	363
General account real estate held for own use [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	100	90
Depreciation through income statement	5	4
Disposals	(32)	(16)
Impairment losses		18
Impairment losses reversed	(6)
Transfer to investments in real estate		(1)
Net exchange differences	2	4
Ending balance	68	100
Equipment 1 [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	235	223
Ending balance	281	235
Equipment 1 [member] | Carrying value [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	538	488
Additions	105	63
Acquired through business combinations		1
Disposals	(24)	(26)
Net exchange differences	9	12
Other	(5)
Ending balance	624	538
Equipment 1 [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	303	265
Depreciation through income statement	60	54
Disposals	(22)	(22)
Net exchange differences	5	5
Other	(3)
Ending balance	€ 343	€ 303